Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Mar. 31, 2024
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5
Machinery [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5
Machinery [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5
Land use rights [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	Lesser of useful life or term of the lease